QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 91,762	$ 76,978	$ 72,642	$ 67,296	$ 74,007	$ 93,088	$ 105,479	$ 105,529	$ 109,260	$ 180,645	$ 141,303	$ 290,923	$ 413,356	$ 431,276
Net (loss) income	$ 57,787	$ (11,776)	$ 4,179	$ (3,746)	$ (12,175)	162,590	2,573	9,006	8,851	$ 55,034	$ (15,921)	(23,518)	183,020	37,412
Net income attributable to the Company						$ 162,568	$ 2,541	$ 8,973	$ 8,817			$ (23,518)	$ 182,899	$ 37,278
Basic and diluted net income (loss) per common share (USD per share)	$ 0.16	$ (0.04)	$ 0.01	$ (0.01)	$ (0.04)	$ 0.52	$ 0.01	$ 0.03	$ 0.03	$ 0.15	$ (0.05)	$ (0.08)	$ 0.59	$ 0.12